Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Consolidated Statements of Operations
Revenue, net	$ 87,916	$ 73,996
Voyage expenses	(25,927)	(31,032)
Vessel operating expenses	(17,808)	(15,196)
Operating expense component	(496)	(3,039)
Vessel lease expense component	(456)	(2,796)
Depreciation	(9,384)	(7,653)
Amortization of deferred drydock expenditures	(1,845)	(923)
General and administrative expenses
Corporate	(5,184)	(4,950)
Commercial and chartering	(1,233)	(1,237)
Interest expense and finance costs	(2,089)	(935)
Interest income	194	108
Income before taxes and equity method investments	23,688	6,343
Income tax	(55)	(26)
Loss from equity method investments	(50)	(64)
Net Income	23,583	6,253
Preferred dividends	0	(629)
Net Income attributable to common stockholders	$ 23,583	$ 5,624
Net income per share, basic (in dollars per share)	$ 0.58	$ 0.14
Net income per share, diluted (in dollars per share)	$ 0.58	$ 0.14
Weighted average number of shares outstanding, basic (in shares)	40,752,969	40,472,079
Weighted average number of shares outstanding, diluted (in shares)	40,857,533	40,620,908